Litigation, regulatory and similar matters (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	$ 6,144
Increase in provisions recognized in the income statement	1,508
Release of provisions recognized in the income statement	(1,217)
Reclassifications	1,594
Provisions used in conformity with designated purpose	(2,903)
Foreign currency translation and other movements	(157)
Balance at the end of the year	4,969
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	4,020
Increase in provisions recognized in the income statement	321
Release of provisions recognized in the income statement	(97)
Reclassifications	1,594
Provisions used in conformity with designated purpose	(2,129)
Foreign currency translation and other movements	(108)
Balance at the end of the year	3,602
Reclassification out of IFRS 3 acquisition-related contingent liabilities to IAS 37 Provisions related to litigation, regulatory and similar matters	944
Total IAS 37 provision related to the funding obligation	1,421
Fair value of a derivative liability accounted for to recognise a funding obligation	1,421
Reclassification out of derivative liabilities to IAS 37 Provisions	92
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1,235
Increase in provisions recognized in the income statement	165
Release of provisions recognized in the income statement	(18)
Reclassifications	17
Provisions used in conformity with designated purpose	(59)
Foreign currency translation and other movements	(69)
Balance at the end of the year	1,271
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	157
Increase in provisions recognized in the income statement	1
Release of provisions recognized in the income statement	0
Reclassifications	0
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	(10)
Balance at the end of the year	147
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	15
Increase in provisions recognized in the income statement	7
Release of provisions recognized in the income statement	0
Reclassifications	0
Provisions used in conformity with designated purpose	(20)
Foreign currency translation and other movements	0
Balance at the end of the year	1
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	294
Increase in provisions recognized in the income statement	19
Release of provisions recognized in the income statement	(11)
Reclassifications	0
Provisions used in conformity with designated purpose	(26)
Foreign currency translation and other movements	(12)
Balance at the end of the year	266
Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	2,186
Increase in provisions recognized in the income statement	118
Release of provisions recognized in the income statement	(66)
Reclassifications	1,578
Provisions used in conformity with designated purpose	(2,020)
Foreign currency translation and other movements	(17)
Balance at the end of the year	1,779
Litigation, regulatory and similar matters | Group Items
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	134
Increase in provisions recognized in the income statement	12
Release of provisions recognized in the income statement	(2)
Reclassifications	0
Provisions used in conformity with designated purpose	(4)
Foreign currency translation and other movements	(1)
Balance at the end of the year	$ 139